Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expenses and Other Current Assets
NOTE 6	Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31, 2015 and 2014 are summarized as follows:

(in thousands)	2015	2014
Prepaid expenses	$37,961	35,334
Supplies inventory	15,114	14,340
Income taxes receivable	51,322	259
Other	49,802	49,041

Total	$154,199	98,974